Consolidated Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 361	$ 1,196	$ (157)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax [Abstract]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	(159)	331	196
Other Comprehensive Income (Loss), Reclassification Adjustment to Net Income for Sale of Securities, Net of Tax	186	141	284
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Portion Attributable to Parent	(345)	190	(88)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax [Abstract]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	(509)	184	(237)
Other Comprehensive Income (Loss), Net Investment Hedges Attributable to Parent, Net of Tax	206	(168)	173
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	(303)	16	(64)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	(1)	(4)	0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	(4)	0	0
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Portion Attributable to Parent	3	(4)	0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax	18	(36)	(27)
Other Comprehensive Income (Loss), Reclassification Adjustment to Net Income, Pension and Other Postretirement Benefit Plans, for Net (Gain) Loss, Net of Tax	(40)	(58)	(7)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax, Portion Attributable to Parent	58	22	(20)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(587)	224	(172)
Comprehensive (loss) income	$ (226)	$ 1,420	$ (329)